Supplement dated April 4, 2003 to Prospectus dated May 1, 2002 for

Pacific Select Exec, Pacific Select Choice, M’s Versatile Product,

Pacific Select Estate Preserver Last Survivor,

Pacific Select Estate Preserver II Last Survivor,

Pacific Select Estate Preserver III Last Survivor,

Pacific Select Estate Preserver IV Last Survivor and

Pacific Select Estate Preserver V Last Survivor

Flexible Premium Variable Insurance Policies

and the Pacific Select Estate Maximizer Modified Single

Premium Variable Life Insurance Policy (each a “policy”)

Issued by Pacific Life Insurance Company

SPECIAL NOTICE

The Board of Directors of M Fund, Inc. has decided, after careful consideration, that it is in the best interests of investors in the Clifton Enhanced U. S. Equity Fund (“Fund”) to liquidate the Fund. The final liquidation will be effective June 30, 2003 or as soon thereafter as practicable. See the supplement dated March 31, 2003 to the M Fund, Inc. prospectus dated May 1, 2002 for discussion of the reasons for the liquidation of the Fund.

At the same time that this final liquidation occurs, any remaining corresponding accumulation units of Variable Account IV will automatically be transferred to the Money Market variable account, which invests in shares of the underlying Money Market portfolio of Pacific Select Fund, in exchange for corresponding units of that investment option, and Variable Account IV will terminate. If the final liquidation date of the Clifton Enhanced U.S. Equity Fund is postponed, the corresponding transfer from Variable Account IV to the Money Market variable account and subsequent termination of Variable Account IV will also be postponed.

After April 30, 2003, allocations of net premium and transfers of accumulated value to the Variable Account IV investment option will not be accepted.

You may transfer all or part of your policy’s accumulated value in the Variable Account IV investment option to the other investment options until the final liquidation date. If you do not transfer your accumulated value in Variable Account IV to one or more of the other investment options available to you before the final liquidation date, the exchange of any accumulation units you hold of Variable Account IV for corresponding units in the Money Market variable account will occur automatically on the final liquidation date.

If you do not wish to participate in the Money Market investment option, you can transfer among the other investment options as usual. There will be no charge on transfers from the Variable Account IV and Money Market investment options from the date of this notice until at least 30 days from the date of the “post liquidation” notice that we will send you. Thereafter, we reserve the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made from the Variable Account IV and Money Market investment options during this period will not be included for the purpose of determining how many transfers may be made in any period or how many transfers may be made in any period without charge.

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Variable Account IV investment option, after April 30, 2003 the instruction will be deemed an instruction for the Money Market investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer program), and withdrawal and monthly deduction instructions.

The following charts summarize the Pacific Select Fund and M Fund portfolios. You’ll find detailed descriptions of the portfolios in the Pacific Select Fund and M Fund prospectuses.

YOUR INVESTMENT OPTIONS

PACIFIC SELECT FUND PORTFOLIO	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
Blue Chip	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of “blue chip” companies and related derivatives. Blue chip companies fall within the largest 85% of publicly traded companies listed in the U.S.	A I M Capital Management, Inc.
Aggressive Growth	Long-term growth of capital.	Equity securities of small- and medium-sized growth companies.	A I M Capital Management, Inc.
Diversified Research	Long-term growth of capital.	Equity securities of U.S. companies and securities whose principal markets are in the U.S.	Capital Guardian Trust Company
Small-Cap Equity	Long-term growth of capital.	Equity securities of small companies.	Capital Guardian Trust Company
International Large-Cap	Long-term growth of capital.	Equity securities of large non-U.S. companies and securities whose principal markets are outside of the U.S.	Capital Guardian Trust Company
I-Net Tollkeeper	Long-term growth of capital.	Equity securities of companies which use, support, or relate directly or indirectly to use of the Internet. Such companies include those in the media, telecommunications, and technology sectors.	Goldman Sachs Asset Management
Financial Services	Long-term growth of capital.	Equity securities in the financial services sector (including derivatives). Such companies include banks, insurance companies, brokerage firms and other finance-related firms.	INVESCO Funds Group, Inc.
Health Sciences	Long-term growth of capital.

Equity securities in the health sciences sector (including derivatives). Such companies include medical equipment or supplies, pharmaceuticals, health care facilities and other health sciences-related firms.

INVESCO Funds Group, Inc.
Technology	Long-term growth of capital.

Equity securities in the technology sector (including derivatives). Such companies include biotechnology, communications, computers, electronics, Internet telecommunications, networking, robotics, video and other technology-related firms.

INVESCO Funds Group, Inc.
Telecommunications	Long-term growth of capital. (Current income is of secondary importance.)

Equity securities in the telecommunications sector (including derivatives). Such as companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

INVESCO Funds Group, Inc.
Strategic Value	Long-term growth of capital.	Equity securities with the potential for long-term growth of capital.	Janus Capital Management LLC
Growth LT	Long-term growth of capital consistent with the preservation of capital.	Equity securities of a large number of companies of any size.	Janus Capital Management LLC
Focused 30	Long-term growth of capital.	Equity securities selected for their growth potential.	Janus Capital Management LLC
Mid-Cap Value	Capital appreciation.	Equity securities of medium-sized U.S. companies believed to be undervalued.	Lazard Asset Management
International Value	Long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries other than the U.S.	Equity securities of relatively large companies located in developed countries outside of the U.S.	Lazard Asset Management
Capital Opportunities	Long-term growth of capital.	Equity securities with the potential for long-term growth of capital.	MFS Investment Management

PACIFIC SELECT FUND PORTFOLIO	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
Mid-Cap Growth	Long-term growth of capital.	Equity securities of medium-sized companies believed to have above-average growth potenital.	MFS Investment Management
Global Growth	Long-term growth of capital.	Equity securities of any size located within and outside of the U.S.	MFS Investment Management
Equity Index	Investment results that correspond to the total return of common stocks publicly traded in the U.S.	Equity securities of companies that are included in or representative of the Standard & Poor’s 500 Composite Stock Price Index (including derivatives).	Mercury Advisors
Small-Cap Index	Investment results that correspond to the total return of an index of small capitalization companies.	Equity securities of small companies that are included in or representative of the Russell 2000 Index (including derivatives).	Mercury Advisors
Real Estate (formerly called “REIT”)	Current income and long-term capital appreciation.	Equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).	Morgan Stanley Asset Management
Multi-Strategy	High total return.	A mix of equity and fixed income securities.	OppenheimerFunds, Inc.
Main Street® Core (formerly called Large-Cap Core)	Long-term growth of capital and income.	Equity securities of large dividend-paying U.S. companies.	OppenheimerFunds, Inc.
Emerging Markets	Long-term growth of capital.	Equity securities of companies that are located in countries generally regarded as “emerging market” countries.	OppenheimerFunds, Inc.
Inflation Managed	Maximize total return consistent with prudent investment management.

Inflation-indexed bonds of varying maturities issued by the U.S. and non U.S. governments, their agencies and government sponsored enterprises, and corporations, forward contracts and derivative instruments relating to such securities.

Pacific Investment Management Company LLC
Managed Bond	Maximize total return consistent with prudent investment management.	Medium and high-quality fixed income securities with varying terms to maturity and derivatives relating to such securities or related indices.	Pacific Investment Management Company LLC
Money Market	Current income consistent with preservation of capital.	Highest quality money market instruments believed to have limited credit risk.	Pacific Life
High Yield Bond	High level of current income.	Fixed income securities with lower and medium-quality credit ratings and intermediate to long terms to maturity.	Pacific Life
Equity Income	Current income. (Capital growth is of secondary importance.)	Equity securities of large U.S. companies with a focus on income-producing securities believed to be undervalued by the market.	Putnam Investment Management, LLC
Research	Long-term growth of capital.	Equity securities of large U.S. companies with potential for capital appreciation.	Putnam Investment Management, LLC
Equity	Capital appreciation. (Current income is of secondary importance.)	Equity securities of large U.S. growth-oriented companies.	Putnam Investment Management, LLC
Aggressive Equity	Capital appreciation.	Equity securities of small and medium-sized companies.	Putnam Investment Management, LLC
Large-Cap Value	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of large companies.	Salomon Brothers Asset Management Inc

YOUR INVESTMENT OPTIONS

M FUND PORTFOLIO	THE PORTFOLIO’S INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO MANAGER
Brandes International Equity	Long-term capital appreciation.	Equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks. Focuses on stocks with capitalizations of $1 billion or more.	Brandes Investment Partners, L.P.
Turner Core Growth Fund	Long-term capital appreciation.	Common stocks of U.S. companies that the subadvisor believes have strong earnings growth potential.	Turner Investment Partners, Inc.
Frontier Capital Appreciation	Maximum capital appreciation.	Common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500.	Frontier Capital Management Company, Inc.
Business Opportunity Value Fund	Long-term capital appreciation.	Equity securities of U.S. issuers in the large-to-medim-capitalization segment of the U.S. stock market.	Iridian Asset Management LLC

To obtain a copy of the Pacific Select Fund prospectus, please contact us at:

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

1-800-800-7681

7 a.m. through 5 p.m. Pacific time

To obtain a copy of the M Fund prospectus, please contact:

M Fund, Inc.

205 SE Spokane Street

Portland, OR 97202

1-888-736-2878

15-24978-00